GEOGRAPHIC INFORMATION - Total revenues from external customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 200,287	$ 176,223	$ 156,739
Networking [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	191,669	162,831	143,136
Technology [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 8,618	$ 13,392	$ 13,603